I-DDI STAT SUP-1 060614

Statutory Prospectus Supplement dated June 6, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R, Y and Investor Class shares of the Fund listed below:

Invesco Diversified Dividend Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Meggan Walsh	Portfolio Manager (lead)	2002
Robert Botard	Portfolio Manager	2014
Kristina Bradshaw	Portfolio Manager	2014”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT- Portfolio Managers” in the prospectus:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Meggan Walsh, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2002 and has been associated with Invesco and/or its affiliates since 1991.

•	Robert Botard, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 1993.

•	Kristina Bradshaw, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2006.

The portfolio managers are assisted by Invesco’s Dividend Value Team, which is comprised of portfolio managers and research analysts. Members of the team may change from time to time.

The lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

I-DDI STAT SUP-1 060614

AEF- STAT SUP-1 060614

Statutory Prospectus Supplement dated June 6, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Charter Fund	Invesco Summit Fund
Invesco Diversified Dividend Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – Invesco Diversified Dividend Fund - Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Meggan Walsh	Portfolio Manager (lead)	2002
Robert Botard	Portfolio Manager	2014
Kristina Bradshaw	Portfolio Manager	2014”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT- Portfolio Managers - Invesco Diversified Dividend Fund” in the prospectus:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Meggan Walsh, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2002 and has been associated with Invesco and/or its affiliates since 1991.

•	Robert Botard, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 1993.

•	Kristina Bradshaw, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2006.

The portfolio managers are assisted by Invesco’s Dividend Value Team, which is comprised of portfolio managers and research analysts. Members of the team may change from time to time.”

AEF- STAT SUP-1 060614

AEF SUP-3 060614

Statement of Additional Information Supplement dated June 6, 2014

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, P, R, R5, R6, S, Y and Investor Class shares, as applicable, of the Funds listed below:

Invesco Charter Fund

Invesco Diversified Dividend Fund

Invesco Summit Fund

Effective June 6, 2014, Jonathan Harrington is no longer a portfolio manager for Invesco Diversified Dividend Fund. All references to Mr. Harrington in Appendix H are deleted.

AEF SUP-3 060614